Cost Analysis - Summary of Depreciation, Amortisation and Impairment Analysis (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of sales and operating cost analysis [line items]
Impairment of property, plant and equipment	[1]	€ 8	€ 36
Continuing operations [member]
Cost of sales and operating cost analysis [line items]
Depreciation and depletion		1,442	1,030	€ 951
Amortisation of intangible assets		57	59	52
Impairment of property, plant and equipment		7	36
Impairment of intangible assets			20
Total		1,506	1,145	1,003
Cost of sales [member]
Cost of sales and operating cost analysis [line items]
Depreciation and depletion		1,219	903	830
Impairment of property, plant and equipment		6	36
Total		1,225	939	830
Cost of sales [member] | Continuing operations [member]
Cost of sales and operating cost analysis [line items]
Total		1,225	939	830
Operating costs [member]
Cost of sales and operating cost analysis [line items]
Depreciation and depletion		223	127	121
Amortisation of intangible assets		57	59	52
Impairment of property, plant and equipment		1
Impairment of intangible assets			20
Total		€ 281	€ 206	€ 173

[1]	The impairment charge of €8 million (2018: €36 million; 2017: €nil million) principally relates to the write-down of property, plant and equipment in Americas Materials and Europe Materials. The charge includes €1 million (2018: €nil million; 2017: €nil million) relating to discontinued operations.